Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As discussed above, our Compensation Committee has implemented an executive compensation program designed to link a substantial portion of our executives' compensation to the achievement of the Company’s financial, operational and strategic objectives. The following tables set forth information concerning the compensation and compensation actually paid to Mark Winmill, President and CEO, our principal executive officer ("PEO"), and Thomas O'Malley, CFO, and Donald Klimoski II, SVP - Operations and General Counsel, our other named executive officers ("NEOs"), calculated in accordance with SEC regulations, for fiscal years 2022 and 2021, and our financial performance for each such fiscal year:

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (TSR)	Net Income
2022	$526,253	$512,756	$208,558	$202,704	$90	$2,057,723
2021	$587,950	$660,453	$247,262	$278,695	$149	$3,281,251

To calculate the Compensation Actually Paid ("CAP"), the following amounts were deducted from and added to the Summary Compensation Table ("SCT") total compensation:

PEO SCT Total to CAP Reconciliation

Year	Salary	Bonus	Stock Awards	All Other Compensation	SCT Total	Grant Date Fair Value of Current Year Equity Awards included in SCT	Fair Value Adjustments to SCT Table	CAP
2022	$397,000	$15,269	$55,899	$58,085	$526,253	$(55,899)	$42,402	$512,756
2021	$377,000	$14,500	$144,884	$51,566	$587,950	$(144,884)	$217,387	$660,453

Average Non-PEO NEOs SCT Total to CAP Reconciliation

Year	Salary	Bonus	Stock Awards	All Other Compensation	SCT Total	Grant Date Fair Value of Current Year Equity Awards included in SCT	Fair Value Adjustments to SCT Table	CAP
2022	$164,754	$6,635	$24,380	$12,789	$208,558	$(24,380)	$18,526	$202,704
2021	$166,076	$5,923	$62,689	$12,571	$247,262	$(62,689)	$94,122	$278,695

Supplemental Tables

PEO Equity Component of CAP

Year	Fair Value of Current Year Equity Awards at December 31, (a)	Change in Fair Value of Prior Years' Awards Unvested at December 31, (b)	Fair Value of Current Year Vested Awards (c)	Change in Fair Value of Prior Years' Awards Vested through the Year Ended December 31, (d)	Change in Value of Prior Year's Awards Failed to Vest through the Year Ended December 31, (e)	Dividends on Unvested Awards/Accrued Dividends (f)	Equity Value included in CAP (g) = (a)+(b)+(c)+(d)+(e)+(f)
2022	$40,119	$(15,495)	$10,260	$(1,790)	$ —	$9,308	$42,402
2021	$148,776	$9,329	$31,586	$19,512	$ —	$8,184	$217,387

Average Non-PEO NEOs Equity Component of CAP

Year	Fair Value of Current Year Equity Awards at December 31, (a)	Change in Fair Value of Prior Years' Awards Unvested at December 31, (b)	Fair Value of Current Year Vested Awards (c)	Change in Fair Value of Prior Years' Awards Vested through the Year Ended December 31, (d)	Change in Value of Prior Year's Awards Failed to Vest through the Year Ended December 31, (e)	Dividends on Unvested Awards/Accrued Dividends (f)	Equity Value included in CAP (g) = (a)+(b)+(c)+(d)+(e)+(f)
2022	$17,500	$(6,707)	$4,473	$(777)	$ —	$4,037	$18,526
2021	$64,376	$4,053	$13,664	$8,451	$ —	$3,578	$94,122

PEO Total Compensation Amount	$ 526,253	$ 587,950
PEO Actually Paid Compensation Amount	$ 512,756	660,453
Adjustment To PEO Compensation, Footnote [Text Block]

PEO SCT Total to CAP Reconciliation

Year	Salary	Bonus	Stock Awards	All Other Compensation	SCT Total	Grant Date Fair Value of Current Year Equity Awards included in SCT	Fair Value Adjustments to SCT Table	CAP
2022	$397,000	$15,269	$55,899	$58,085	$526,253	$(55,899)	$42,402	$512,756
2021	$377,000	$14,500	$144,884	$51,566	$587,950	$(144,884)	$217,387	$660,453

PEO Equity Component of CAP

Year	Fair Value of Current Year Equity Awards at December 31, (a)	Change in Fair Value of Prior Years' Awards Unvested at December 31, (b)	Fair Value of Current Year Vested Awards (c)	Change in Fair Value of Prior Years' Awards Vested through the Year Ended December 31, (d)	Change in Value of Prior Year's Awards Failed to Vest through the Year Ended December 31, (e)	Dividends on Unvested Awards/Accrued Dividends (f)	Equity Value included in CAP (g) = (a)+(b)+(c)+(d)+(e)+(f)
2022	$40,119	$(15,495)	$10,260	$(1,790)	$ —	$9,308	$42,402
2021	$148,776	$9,329	$31,586	$19,512	$ —	$8,184	$217,387

Non-PEO NEO Average Total Compensation Amount	$ 208,558	247,262
Non-PEO NEO Average Compensation Actually Paid Amount	$ 202,704	278,695
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Average Non-PEO NEOs SCT Total to CAP Reconciliation

Year	Salary	Bonus	Stock Awards	All Other Compensation	SCT Total	Grant Date Fair Value of Current Year Equity Awards included in SCT	Fair Value Adjustments to SCT Table	CAP
2022	$164,754	$6,635	$24,380	$12,789	$208,558	$(24,380)	$18,526	$202,704
2021	$166,076	$5,923	$62,689	$12,571	$247,262	$(62,689)	$94,122	$278,695

Average Non-PEO NEOs Equity Component of CAP

Year	Fair Value of Current Year Equity Awards at December 31, (a)	Change in Fair Value of Prior Years' Awards Unvested at December 31, (b)	Fair Value of Current Year Vested Awards (c)	Change in Fair Value of Prior Years' Awards Vested through the Year Ended December 31, (d)	Change in Value of Prior Year's Awards Failed to Vest through the Year Ended December 31, (e)	Dividends on Unvested Awards/Accrued Dividends (f)	Equity Value included in CAP (g) = (a)+(b)+(c)+(d)+(e)+(f)
2022	$17,500	$(6,707)	$4,473	$(777)	$ —	$4,037	$18,526
2021	$64,376	$4,053	$13,664	$8,451	$ —	$3,578	$94,122

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship to Compensation Actually Paid

The following charts show the relationship of the compensation actually paid to our PEO and the average compensation actually paid to our NEOs to our cumulative total stockholder return and net income for the periods indicated.

Compensation Actually Paid versus Total Shareholder Return

Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid versus Net Income
Total Shareholder Return Amount	$ 90	149
Net Income (Loss)	$ 2,057,723	3,281,251
PEO Name	Mark Winmill
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 512,756	660,453
Salary	397,000	377,000
Bonus	15,269	14,500
Stock Awards	55,899	144,884
All Other Compensation	58,085	51,566
PEO [Member] | Grant Date Fair Value Of Current Year Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	55,899	144,884
PEO [Member] | Fair Value Adjustments to SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	42,402	217,387
PEO [Member] | Equity Component of CAP Fair Value of Current Year Equity Award at December 31[Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	148,776	40,119
PEO [Member] | Equity Component of CAP Change in Fair Value of Prior Years' Awards Unvested at December 31 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,329	15,495
PEO [Member] | Equity Component of CAP Fair Value of Current Year Vested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	31,586	10,260
PEO [Member] | Equity Component of CAP Change in Fair Value of Prior Years' Awards Vested through the Year Ended December 31 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	19,512	1,790
PEO [Member] | Equity Component of CAP Change in Value of Prior Year's Awards Failed to Vest through the Year Ended December 31 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Equity Component of CAP Dividends on Unvested Awards/Accrued Dividends [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,184	9,308
PEO [Member] | Equity Value included in CAP [member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	217,387	42,402
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	202,704	278,695
Salary	164,754	166,076
Bonus	6,635	5,923
Stock Awards	24,380	62,689
All Other Compensation	12,789	12,571
Non-PEO NEO [Member] | Grant Date Fair Value Of Current Year Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	24,380	62,689
Non-PEO NEO [Member] | Fair Value Adjustments to SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	18,526	94,122
Non-PEO NEO [Member] | Equity Component of CAP Fair Value of Current Year Equity Award at December 31[Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	17,500	64,376
Non-PEO NEO [Member] | Equity Component of CAP Change in Fair Value of Prior Years' Awards Unvested at December 31 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,707	4,053
Non-PEO NEO [Member] | Equity Component of CAP Fair Value of Current Year Vested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,473	13,664
Non-PEO NEO [Member] | Equity Component of CAP Change in Fair Value of Prior Years' Awards Vested through the Year Ended December 31 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	777	8,451
Non-PEO NEO [Member] | Equity Component of CAP Change in Value of Prior Year's Awards Failed to Vest through the Year Ended December 31 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Equity Component of CAP Dividends on Unvested Awards/Accrued Dividends [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,037	3,578
Non-PEO NEO [Member] | Equity Value included in CAP [member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 18,526	$ 94,122